Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	December 31, 2020	December 31, 2019
Property and buildings	$43,243,576	$40,531,954
Machinery and equipment	4,756,854	4,601,174
Transportation vehicles	1,113,632	970,650
Office and electronic equipment	228,521.5	335,145
Subtotal	49,342,584	46,438,923
Construction in progress (“CIP”)	200,145	107,652
Less: accumulated depreciation	(10,115,818)	(7,610,984)
Impairment of fixed assets	(4,349,960)	(1,477,948)
Property, plant and equipment, net	$35,076,952	$37,457,643